Remittance Dates:
January 22, 2016 through February 22, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2015 through October 28, 2016
		Remittance Dates:	January 22, 2016 through February 22, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00546	per kWh	$2,682,759.53	$2,671,384.62
2	Small General Service	$0.00630	per kWh	$183,798.64	$183,538.01
3	General Service	$0.00373	per kWh	$1,017,264.78	$1,016,855.85
4	Large General Service	$0.00232	per kWh	$265,613.26	$265,570.21
5	Large Industrial Power Service	$0.15945	per kW	$174,385.52	$174,385.52
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02637	per kW	$12,808.98	$12,808.98
8	Street and Outdoor Lighting	$0.02380	per kWh	$181,419.28	$178,886.1
9	Total			$4,518,049.99	$4,503,429.29

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,503,429.29
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,503,429.29

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of February 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
February 23, 2016 through March 23, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2015 through October 28, 2016
		Remittance Dates:	February 23, 2016 through March 23, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00546	per kWh	$2,343,953.49	$2,334,015.13
2	Small General Service	$0.00630	per kWh	$163,736.96	$163,504.77
3	General Service	$0.00373	per kWh	$955,856.74	$955,472.5
4	Large General Service	$0.00232	per kWh	$259,233.09	$259,191.09
5	Large Industrial Power Service	$0.15945	per kW	$180,952.12	$180,952.12
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02637	per kW	$13,868.1	$13,868.1
8	Street and Outdoor Lighting	$0.02380	per kWh	$181,478.39	$178,944.4
9	Total			$4,099,078.89	$4,085,948.11

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,085,948.11
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,085,948.11

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of March 2016

ENTERGY TEXAS, INC., as Servicer
By/s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
March 24, 2016 through April 21, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2015 through October 28, 2016
		Remittance Dates:	March 24, 2016 through April 21, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00546	per kWh	$1,905,911.6	$1,897,830.53
2	Small General Service	$0.00630	per kWh	$146,474.13	$146,266.42
3	General Service	$0.00373	per kWh	$927,917.66	$927,544.63
4	Large General Service	$0.00232	per kWh	$262,785.37	$262,742.77
5	Large Industrial Power Service	$0.15945	per kW	$169,018.77	$169,018.77
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02637	per kW	$11,645.96	$11,645.96
8	Street and Outdoor Lighting	$0.02380	per kWh	$181,392.56	$178,859.77
9	Total			$3,605,146.05	$3,593,908.85

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,593,908.85
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,593,908.85

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of April 2016

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
April 22, 2016 through May 20, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2015 through October 28, 2016
		Remittance Dates:	April 22, 2016 through May 20, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00546	per kWh	$1,753,428.17	$1,745,493.93
2	Small General Service	$0.00630	per kWh	$136,229.57	$136,035.18
3	General Service	$0.00373	per kWh	$885,032.84	$884,675.28
4	Large General Service	$0.00232	per kWh	$266,384.54	$266,339.54
5	Large Industrial Power Service	$0.15945	per kW	$162,139.7	$162,139.7
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02637	per kW	$12,703.21	$12,703.21
8	Street and Outdoor Lighting	$0.02380	per kWh	$181,947.23	$179,199.27
9	Total			$3,397,865.26	$3,386,586.11

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,386,586.11
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,386,586.11

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of May 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
May 23, 2016 through June 20, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2015 through October 28, 2016
		Remittance Dates:	May 23, 2016 through June 20, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00585	per kWh	$2,262,812.84	$2,252,573.62
2	Small General Service	$0.00680	per kWh	$164,171.87	$163,937.59
3	General Service	$0.00401	per kWh	$1,075,411.21	$1,074,976.75
4	Large General Service	$0.00248	per kWh	$334,003.42	$333,946.95
5	Large Industrial Power Service	$0.17119	per kW	$191,786.77	$191,786.77
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02812	per kW	$13,616.58	$13,616.58
8	Street and Outdoor Lighting	$0.02551	per kWh	$195,191.96	$192,243.98
9	Total			$4,236,994.65	$4,223,082.24

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,223,082.24
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,223,082.24

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of June 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer

Remittance Dates:
June 22, 2016 through July 20, 2016

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2015 through October 28, 2016
		Remittance Dates:	June 22, 2016 through July 20, 2016

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00585	per kWh	$2,898,347.29	$2,885,232.27
2	Small General Service	$0.00680	per kWh	$191,048.23	$190,775.62
3	General Service	$0.00401	per kWh	$1,181,216.58	$1,180,739.36
4	Large General Service	$0.00248	per kWh	$268,278.8	$268,233.46
5	Large Industrial Power Service	$0.17119	per kW	$185,434.29	$185,434.29
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02812	per kW	$13,223.4	$13,223.4
8	Street and Outdoor Lighting	$0.02551	per kWh	$195,495.93	$192,543.33
9	Total			$4,933,044.52	$4,916,181.73

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,916,181.73
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,916,181.73

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of July 2016.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer